CONTINGENT LIABILITIES (Narrative) (Details) - 1 months ended Dec. 31, 2016 R$ in Millions, $ in Millions	BRL (R$)	USD ($)
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment	R$ 26.5	$ 4.8